                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley         Pittsburgh, PA                November 15, 2001
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                48
                                             ------------------

Form 13F Information Table Value Total:          $112,868
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                                                                   VOTING AUTHORITY
                                                                                                   ----------------
                                                           VALUE     SHARES/   SH/ PUT/ INVSTMT    OTHER
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN    MANAGERS   SOLE     SHARED  NONE
------------------------------  --------------  --------- --------   --------  --- ---- -------    --------  --------  ------  -----
ACTERNA CORP.                    COM            268140100     8277    2602849  SH       SOLE                  2602849
ALLIED WASTE INDUSTRIES INC      COM            019589308     5100     400000  SH       SOLE                   400000
AMPHENOL CORP.                   COM            032095101    14115     406200  SH       SOLE                   406200
ARDENT COMMUNICATIONS INC.       COM            03979M102      103     940000  SH       SOLE                   940000
BELLSOUTH CORP.                  COM            079860102      227       5464  SH       SOLE                     5464
CENDANT CORP                     COM            151313103     9052     707200  SH       SOLE                   707200
CONSOLIDATED GRAPHICS, INC.      COM            209341106      222      13000  SH       SOLE                    13000
CORNING, INC.                    COM            219350105      115      13000  SH       SOLE                    13000
DECISIONONE CORP NEW             COM            243458106      952      74013  SH       SOLE                    74013
ENTERASYS NETWORKS INC.          COM            296337104     3409     528500  SH       SOLE                   528500
FISHER SCIENTIFIC INTL INC.      COM            338032204    14597     574700  SH       SOLE                   574700
FORD MOTOR CO.                   COM            345310100      497      28670  SH       SOLE                    28670
GENERAL ELECTRIC                 COM            369604103      202       5421  SH       SOLE                     5421
GENERAL MOTORS                   COM            370442105      257       6000  SH       SOLE                     6000
HEARTLAND TECHNOLOGIES           COM            421979105        4      20000  SH       SOLE                    20000
HOST MARRIOTT                    COM            44107P104      219      31000  SH       SOLE                    31000
J.P. MORGAN CHASE                COM            46625H100      562      16450  SH       SOLE                    16450
LUCENT TECHNOL.                  COM            549463107      186      32445  SH       SOLE                    32445
MAGNITUDE INFORMATION SYSTEM     COM            559534102        3      12000  SH       SOLE                    12000
MCKESSON CORP.                   COM            58155Q103      283       7500  SH       SOLE                     7500
METROMEDIA INTL. GROUP           COM            591695101     2505    2087300  SH       SOLE                  2087300
POLYMER GROUP                    COM            731745105     3908    2004000  SH       SOLE                  2004000
PRIMEDIA INC.                    COM            74157K101     1203     512000  SH       SOLE                   512000
PSS WORLD MEDICAL INC.           COM            69366A100     7651     802000  SH       SOLE                   802000
RIVERSTONE NETWORKS INC.         COM            769320102     1424     271166  SH       SOLE                   271166
SBC COMM. INC.                   COM            78387G103      234       4973  SH       SOLE                     4973
SPRINT CORP.                     COM            852061100     1181      49200  SH       SOLE                    49200
THERMADYNE HOLDINGS CORP NEW     COM            883435208       13      34339  SH       SOLE                    34339
TOKHEIM CORP                     COM            889073201      924     194561  SH       SOLE                   194561
TWINLAB CORP                     COM            901774109      460     407500  SH       SOLE                   407500
U S OFFICE PRODUCTS CO           COM            912325305        0      93900  SH       SOLE                    93900
VERIZON COMM.                    COM            92343V104      176       3249  SH       SOLE                     3249
WASTE MGMT. INC                  COM            94106L109    10231     382600  SH       SOLE                   382600
JOHN HANCOCK BANK & THRIFT       MUTUAL         409735107      838  102500.00  SH       SOLE                102500.00
iSHARES RUSSELL 1000 GROWTH      MUTUAL         464287614     6016  135200.00  SH       SOLE                135200.00
ALL AMERICAN TERM TRUST INC.     BOND           016440109     3089  247100.00  SH       SOLE                247100.00
BLACKROCK INV. QUALITY TERM 20   BOND           09247J102      531   58000.00  SH       SOLE                 58000.00
BLACKROCK STRATEGIC TERM         BOND           09247P108     3421  352997.72  SH       SOLE                352997.72
MFS INTERMEDIATE INCOME TRUST    BOND           55273C107     3327  483625.49  SH       SOLE                483625.49
NATIONS GOVT. TERM 2004          BOND           638584102      100   10000.00  SH       SOLE                 10000.00
PIMCO HIGH YIELD FUND INSTIT.    BOND           693390841     2265  246181.41  SH       SOLE                246181.41
PUTNAM MASTER INTERM. INCOME     BOND           746909100     1474  243642.61  SH       SOLE                243642.61
STRATEGIC GLOBAL INCOME          BOND           862719101      472   42599.41  SH       SOLE                 42599.41
TCW/DW TERM TRUST 2003           BOND           87234U108     1954  185250.03  SH       SOLE                185250.03
BLACKROCK MUNI TARGET TRUST      TAX-FREE       09247M105      157      15000  SH       SOLE                    15000
NUVEEN PA. PREMIUM INCOME        TAX-FREE       67061F101      416      29215  SH       SOLE                    29215
OPPENHEIMER ROCHESTER MUNI FUN   TAX-FREE       771362100      185      10339  SH       SOLE                    10339
VAN KAMPEN PA. VALUE             TAX-FREE       92112T108      331      22500  SH       SOLE                    22500